INVENTORY - Movement in the Inventory Write-downs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Inventory [Line Items]
Inventory write-downs - opening balance	€ (11,820)
Inventory write-downs - closing balance	(20,305)	€ (11,820)
Depreciation/impairment
Summary Of Inventory [Line Items]
Inventory write-downs - opening balance	0	0	€ 0
Charges to the statement of profit or (loss)	1,471	0	0
Deductions / Releases	0	0	0
Inventory write-downs - closing balance	€ 1,471	€ 0	€ 0